Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000033214 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000033214 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033214 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033214 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033214 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033214 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000033214 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033214 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033215 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000033215 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033215 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033215 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033215 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033215 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000033215 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033215 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033216 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000033216 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033216 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033216 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033216 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033216 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000033216 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033216 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033217 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000033217 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033217 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033217 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033217 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033217 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000033217 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033217 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174988 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000174988 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000174988 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000174988 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174988 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000174988 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174988 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212516 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000212516 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000212516 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000212516 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000212516 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212516 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000212516 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212516 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%